Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of year	$ 2,935	$ 2,761	$ 2,012
Foreign currency translation adjustments	110	(136)	285
Service cost	192	181	302
Interest cost	128	106	223
Benefits paid	(1,038)	(219)	(61)
Actuarial loss	153	244
Prior service cost	2,973
Curtailment		(2)
Other adjustment	387
Benefit obligation at end of year	5,840	2,935	2,761
Change in plan assets:
Fair value of plan assets at beginning of year
Employer's contribution
Fair value of plan assets at end of year
Funded status	(5,840)	(2,935)	(2,761)
Unrealized net transition obligation
Unrecognized net actuarial loss (gain)
Accrued benefit cost	(5,840)	(2,935)	(2,761)
Components of net periodic benefit cost:
Service cost	192	181	302
Interest cost	128	106	223
Amortizations of:
Unrecognized net prior service cost (credit)	(7)	(8)	(8)
Unrecognized actuarial loss	151	9	22
Other adjustment	387
Net periodic benefit cost	851	288	539
Amounts recognized in accumulated other comprehensive loss consist of the following: (recognized under ASC 715)
Actuarial loss	748	602	669
Prior service (credit) cost	2,862	7	(129)
Total recognized in other comprehensive loss	$ 3,610	$ 609	$ 540